Aptus Enhanced Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 90.1%	Par	Value
United States Treasury Notes
4.38%, 08/15/2026 (a)	$45,000,000	$45,174,289
1.63%, 09/30/2026	20,000,000	19,745,460
2.75%, 07/31/2027	20,000,000	19,778,516
0.50%, 10/31/2027	25,000,000	23,737,793
2.25%, 11/15/2027	30,000,000	29,343,750
1.00%, 07/31/2028	40,000,000	37,576,562
4.50%, 05/31/2029	20,000,000	20,535,156
TOTAL U.S. TREASURY SECURITIES (Cost $194,848,029)		195,891,526

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.9%	Par	Value
3.77%, 03/19/2026 (a)(b)	15,000,000	14,931,925
TOTAL U.S. TREASURY BILLS (Cost $14,928,652)		14,931,925

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	263,023	263,023
TOTAL MONEY MARKET FUNDS (Cost $263,023)		263,023

TOTAL INVESTMENTS - 97.1% (Cost $210,039,704)		211,086,474
Other Assets in Excess of Liabilities - 2.9%		6,243,568
TOTAL NET ASSETS - 100.0%		$217,330,042

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $60,103,500.
(b)	The rate shown is the annualized yield as of January 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$240,370,126	$4,518,882
Net Unrealized Appreciation (Depreciation)						0	$4,518,882

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

(a) The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of January 31, 2026, the components of the Index are provided below.

The underlying components of the index as of January 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX February 2026	02/18/2026	28,913	$550,638	0.23%
VIX March 2026	03/18/2026	3,516	69,957	0.03%
Total Futures Contracts			620,595	0.26%
Option Contracts:
Nasdaq-100 Weekly Index P24450	02/02/2026	(91.71)	(244)	0.00%
Nasdaq-100 Weekly Index P24550	02/02/2026	(225.75)	(784)	0.00%
Nasdaq-100 Weekly Index P24850	02/02/2026	(114.19)	(1,169)	0.00%
Nasdaq-100 Weekly Index P24950	02/02/2026	(605.05)	(9,259)	0.00%
S&P 500 Weekly Index P6690	02/02/2026	(630.04)	(271)	0.00%
S&P 500 Weekly Index P6740	02/02/2026	(1,561.83)	(1,217)	0.00%
S&P 500 Weekly Index P6755	02/02/2026	(1,824.76)	(1,805)	0.00%
S&P 500 Weekly Index P6810	02/02/2026	(3,128.26)	(8,818)	0.00%
Nasdaq-100 Weekly Index P24300	02/03/2026	(150.50)	(911)	0.00%
Nasdaq-100 Weekly Index P24600	02/03/2026	(227.05)	(3,054)	0.00%
Nasdaq-100 Weekly Index P24700	02/03/2026	(91.36)	(1,634)	0.00%
Nasdaq-100 Weekly Index P24800	02/03/2026	(113.21)	(2,704)	0.00%
S&P 500 Weekly Index P6695	02/03/2026	(1,041.22)	(1,568)	0.00%
S&P 500 Weekly Index P6720	02/03/2026	(780.71)	(1,578)	0.00%
S&P 500 Weekly Index P6725	02/03/2026	(627.05)	(1,337)	0.00%
S&P 500 Weekly Index P6750	02/03/2026	(1,564.13)	(4,606)	0.00%
Nasdaq-100 Weekly Index P24250	02/04/2026	(112.87)	(1,253)	0.00%
Nasdaq-100 Weekly Index P24450	02/04/2026	(151.37)	(2,709)	0.00%
Nasdaq-100 Weekly Index P24650	02/04/2026	(90.57)	(2,639)	0.00%
S&P 500 Weekly Index P6670	02/04/2026	(780.92)	(1,720)	0.00%
S&P 500 Weekly Index P6695	02/04/2026	(624.57)	(1,781)	0.00%
S&P 500 Weekly Index P6715	02/04/2026	(1,042.75)	(3,693)	0.00%
Nasdaq-100 Weekly Index P24150	02/05/2026	(90.30)	(1,517)	0.00%
Nasdaq-100 Weekly Index P24300	02/05/2026	(113.52)	(2,598)	0.00%
S&P 500 Weekly Index P6640	02/05/2026	(624.73)	(1,910)	0.00%
S&P 500 Weekly Index P6680	02/05/2026	(782.07)	(3,440)	0.00%
Nasdaq-100 Weekly Index P24100	02/06/2026	(90.82)	(2,401)	0.00%
S&P 500 Weekly Index P6645	02/06/2026	(625.65)	(3,391)	0.00%
VIX Index C21	02/18/2026	(25,033.06)	(35,084)	-0.02%
VIX Index C21.5	02/18/2026	(68,295.73)	(89,900)	-0.04%
VIX Index C22	02/18/2026	(89,225.83)	(110,818)	-0.05%
VIX Index C22.5	02/18/2026	(52,555.17)	(61,726)	-0.03%
VIX Index C23	02/18/2026	(97,721.41)	(109,073)	-0.05%
VIX Index C23.5	02/18/2026	(59,371.92)	(63,023)	-0.03%
VIX Index C24	02/18/2026	(59,084.73)	(59,764)	-0.03%
VIX Index C24.5	02/18/2026	(65,732.09)	(63,530)	-0.03%
VIX Index C25	02/18/2026	(86,218.39)	(80,528)	-0.04%
VIX Index C26	02/18/2026	(54,278.54)	(45,983)	-0.02%
VIX Index C27	02/18/2026	(57,866.61)	(45,329)	-0.02%
VIX Index C28	02/18/2026	(9,138.02)	(6,643)	0.00%
VIX Index C30	02/18/2026	(13,652.83)	(8,665)	0.00%
VIX Index C31	02/18/2026	(560.87)	(334)	0.00%
VIX Index C37	02/18/2026	174,658.68	75,802	0.03%
VIX Index C40	02/18/2026	113,864.71	43,231	0.02%
VIX Index C42.5	02/18/2026	139,194.69	47,326	0.02%
VIX Index C45	02/18/2026	191,166.26	58,975	0.02%
VIX Index C47.5	02/18/2026	88,920.18	24,898	0.01%
VIX Index C50	02/18/2026	25,731.42	6,562	0.00%
VIX Index C55	02/18/2026	3,516.63	722	0.00%
VIX Index C60	02/18/2026	1,682.62	282	0.00%
VIX Index C24	03/18/2026	(1,701.20)	(3,069)	0.00%
VIX Index C24.5	03/18/2026	(14,718.75)	(25,525)	-0.01%
VIX Index C25	03/18/2026	(6,299.02)	(10,486)	0.00%
VIX Index C26	03/18/2026	(4,995.37)	(7,764)	0.00%
VIX Index C27	03/18/2026	(17,723.60)	(25,684)	-0.01%
VIX Index C29	03/18/2026	(4,995.37)	(6,440)	0.00%
VIX Index C30	03/18/2026	(17,723.60)	(21,534)	-0.01%
VIX Index C50	03/18/2026	58,358.98	30,911	0.01%
VIX Index C55	03/18/2026	9,797.92	4,360	0.00%
Total Options Contracts			(657,844)	-0.28%
Cash
Cash			240,407,375	100.02%
Total Underlying Positions			$240,370,126	100.00%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$195,891,526	$–	$195,891,526
U.S. Treasury Bills	–	14,931,925	–	14,931,925
Money Market Funds	263,023	–	–	263,023
Total Investments	$263,023	$210,823,451	$–	$211,086,474

Other Financial Instruments:
Total Return Swaps*	$–	$4,518,882	$–	$4,518,882
Total Other Financial Instruments	$–	$4,518,882	$–	$4,518,882

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.